SIGNIFICANT ACCOUNTING POLICIES (Derivatives And Hedging Activities) (Narrative) (Details) - Cash Flow Hedging [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Forward Contracts [Member]
Derivative [Line Items]
Notional amount	$ 3,478	$ 6,151
Outstanding liabilities forward contracts amount	(32)	(131)
Option Contracts [Member]
Derivative [Line Items]
Notional amount	$ 8,477	$ 7,784